Intangible Assets, Net (Tables)	6 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net
	December 31, 2020	June 30, 2020
	(Unaudited)
Copyrights of online education academy courses	$4,863,770	$-
Less: Accumulated amortization	(211,600)	-
Intangible assets, net	$4,652,170	$-